Components of Property and Equipment (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 12,844,162
Less accumulated depreciation		(169,790)
Property and equipment, net	$ 14,194,325	12,674,372	$ 0
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,961,494
Computers And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		52,710
Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		290,818
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		59,635
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		5,113,269
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 4,366,236